Schedule of Income Tax Expense and the Effective Tax Rate (Details) - USD ($)		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Income tax benefit		$ 745,050	$ 1,047,051
Effective tax rate		90.80%	22.81%
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor	Predecessor		Predecessor
Income tax benefit
Effective tax rate				0.00%	(0.00%)		0.00%